Notes to the consolidated statements of income - Net interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated statements of income
Net interest	€ 335,469	€ 336,423	€ 292,476
Interest expense	407,044	424,640	360,139
Interest income	€ 71,575	€ 88,217	€ 67,663